ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

AmeriGuard Security Services, Inc. (the Company), was incorporated on November 14, 2002, with an S-Corp tax election. The corporation was incorporated with the issuance of 1,000 shares of no-par value stock held by Lawrence Garcia, President and CEO with 550 shares and Lillian Flores, VP of Operations with 450 shares. The Company provides armed guard services as a federal contractor with licenses in 5 states and provides commercial guard services in California.

On July 7, 2021, the Company, entered into an agreement to gain 100% control of Health Revenue Assurance Holdings, Inc (HRAA) a public corporation, incorporated in Nevada, by the purchase of 10,000,000 shares of Preferred A-1 Stock from the seller, Custodian Ventures LLC. The purchase of HRAA allowed the Company to begin plans to consummate a reverse merger with HRAA becoming a wholly owned subsidiary of a public company. In March of 2022, a Certificate of Amendment was filed with the Nevada Secretary of State, changing the name of HRAA, to Ameriguard Security Services, Inc. (AGSS). Shortly thereafter, a stock name and ticker change report were filed with the SEC and the stock ticker of HRAA was changed to AGSS.

On December 9, 2022, the Company executed the reverse merger agreement and became the subsidiary of AGSS. From that point forward, the financial statement filings will be the consolidation of Ameriguard Security Services, Inc, a Nevada company with Ameriguard Security Services, Inc. a California company.

The Company’s accounting year end is December 31.

Basis of Presentation

These financial statements are presented in United States dollars and have been prepared in accordance with United States generally accepted accounting principles.

Risks and Uncertainties

The risks and uncertainties described below may not be the only ones we are or may face in the future. If any of the following do occur, our business, financial condition or results of operations could be materially adversely affected.

The company receives over 86% of its total revenue from four Federal contracts as described in Note 9 below. These contracts have specific terms, typically five years with the opportunity for extension, but there are no assurances they will be extended. Although we have had several extended in the past, there is no guarantee this will again happened in the future. However, there are significant direct expenses for each contract that also are removed from operations at the end of a contract. As a result, the revenue lost from a completed contract does not affect the bottom-line profits in an amount equal to the revenue lost. The actual net income impact depends on the contract.

The process required to acquire a government contract takes several months to complete prior to delivery of the proposal to the contracting agency. Due to the time span required to prepare a proposal and winning the contract is not guaranteed, the company maintains a department of individuals who monitor and write proposals for all government contracts that become open for bid on a continuing basis. It is important to the company that new contracts are acquired consistently to maintain and grow annual revenue.

Other risks to operations consist of State and Federal regulations, staffing shortages, accelerating inflation, and overall business environment issues we cannot foresee.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

AmeriGuard Security Services, Inc. (the Company), was incorporated on November 14, 2002, with an S-Corp tax election. The corporation was incorporated with the issuance of 1,000 shares of no-par value stock held by Lawrence Garcia, President and CEO with 550 shares and Lillian Flores, VP of Operations with 450 shares. The Company provides armed guard services as a federal contractor with licenses in 5 states and provides commercial guard services in California.

On July 7, 2021, the Company, entered into an agreement to gain 100% control of Health Revenue Assurance Holdings, Inc (HRAA) a public corporation, incorporated in Nevada, by the purchase of 10,000,000 shares of Preferred A-1 Stock from the seller, Custodian Ventures LLC. The purchase of HRAA allowed the Company to begin plans to consummate a reverse merger with HRAA becoming a wholly owned subsidiary of a public company. In March of 2022, a Certificate of Amendment was filed with the Nevada Secretary of State, changing the name of HRAA, to Ameriguard Security Services, Inc. (AGSS). Shortly thereafter, a stock name and ticker change report was filed with the SEC and the stock ticker of HRAA was changed to AGSS.

On December 9, 2022, the Company executed the reverse merger agreement and became the subsidiary of AGSS. From that point forward, the financial statement filings will be the consolidation of Ameriguard Security Services, Inc, a Nevada company with Ameriguard Security Services, Inc. a California company.

The Company’s accounting year end is December 31.

Basis of Presentation

These financial statements are presented in United States dollars and have been prepared in accordance with United States generally accepted accounting principles.

Risks and Uncertainties

The risks and uncertainties described below may not be the only ones we are or may face in the future. If any of the following do occur, our business, financial condition or results of operations could be materially adversely affected.

The company receives over 90% of its total revenue from four Federal contracts as described in Note 9 below. These contracts have specific terms, typically five years with the opportunity for extension, but there are no assurances they will be extended. Although we have had several extended in the past, there is no guarantee this will again happened in the future. However, there are significant direct expenses for each contract that also are removed from operations at the end of a contract. As a result, the revenue lost from a completed contract does not affect the bottom-line profits in an amount equal to the revenue lost. The actual net income impact depends on the contract.

The process required to acquire a government contract takes several months to complete prior to delivery of the proposal to the contracting agency. Due to the time span required to prepare a proposal and wining the contract is not guaranteed, the company maintains a department of individuals who monitor and write proposals for all government contracts that become open for bid on a continuing basis. It is important to the company that new contracts are acquired consistently to maintain and grow annual revenue.

Other risks to operations consist of State and Federal regulations, accelerating inflation, and overall business environment issues we cannot foresee.